Interest in an equity-accounted investee - carrying amounts in the consolidated financial statements (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of associates [line items]
Current assets		¥ 8,072,562	¥ 9,199,087
Non-current assets		3,209,226	1,505,943
Current liabilities		3,788,671	3,482,855
Equity		7,027,400	6,652,154	¥ (323,046)	¥ (113,974)
Revenue		10,085,649	9,071,659	8,978,986
Net loss and total comprehensive loss for the period ended June 30, 2021		¥ 680,237	(1,445,995)	¥ (253,815)
Carrying amount in the consolidated financial statements			352,062
YGF Investment V Limited
Disclosure of associates [line items]
Current assets			1,416,584
Non-current assets			1,781,081
Current liabilities			1,437,355
Equity			1,760,310
Net loss and total comprehensive loss for the period ended June 30, 2021			(19,690)
Net assets of the equity-accounted investee			¥ 1,760,310
Group's effective interest	20.00%		20.00%
Carrying amount in the consolidated financial statements			¥ 352,062